Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Direct and Indirect Guarantees (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Direct Guarantees [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	$ 4,417
Outstanding balance	13,205	$ 225,471
Direct Guarantees [Member] | Enel Distribución Ceara
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	12,220
Outstanding balance	98,388	126,474
Direct Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	24,307
Outstanding balance	77,054	101,507
Direct Guarantees [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	51,451
Outstanding balance	934,752	828,266
Direct Guarantees [Member] | Enel Generación Piura
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	42,384
Outstanding balance	56,835	37,824
Direct Guarantees [Member] | Enel Distribución Peru
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	34,334
Outstanding balance	33,187
Direct Guarantees [Member] | Enel Generacion Piura S.A.
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	5,141
Outstanding balance	5,180
Direct Guarantees [Member] | Mitsubishi Corporation [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	32,840
Outstanding balance	47,844	54,460
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	1,976,561	2,285,321
Indirect Guarantees [Member] | Enel Generación Chile S.A. | Bonds Serie H [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	67,285	78,925
Indirect Guarantees [Member] | Enel Generación Chile S.A. | Bonds Serie M [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	341,010	394,987
Indirect Guarantees [Member] | Enel Distribución Río | Debentures 9a Emissao (Ampl19) [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	149,148	155,237
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Citibank 4131 III [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		37,159
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	102,642
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Citibank 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	96,891	97,276
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Itau 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	77,203	77,203
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Citi 4131 Fortaleza [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	60,908	60,974
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | CITIBANK 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	145,929
Indirect Guarantees [Member] | Enel Generación Fortaleza S.A. [Member] | Bndes_Finame_Giro [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	25,054	26,058
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	50,597
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Np 1a Emissao [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		54,145
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | SCOTIABANK 4131 CELG [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	48,870
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - I [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		77,143
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		96,524
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - IV [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		31,011
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | Itau 4131 Celg - V [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		41,264
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | NP 3ª Emissão [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	217,443
Indirect Guarantees [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member] | SCOTIABANK 4131 CELG II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	48,056
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 1a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	177,479	185,268
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 2a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	352,037	367,520
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | Debentures - 23a Emissao - 3a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		237,325
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | FINEP - 1° Protocolo [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	253
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A | FINEP - 2° Protocolo [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 15,756
Indirect Guarantees [Member] | Volta Grande [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		$ 267,302